Document And Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	FRONTLINE LTD /
Entity Central Index Key	0000913290
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep 30, 2012

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Operating revenues
Time charter revenues	$ 23,300	$ 50,987	$ 101,486	$ 180,481
Bareboat charter revenues	4,005	11,503	24,156	36,970
Voyage charter revenues	93,561	106,697	327,175	396,061
Other income	5,943	4,727	17,854	14,609
Total operating revenues	126,809	173,914	470,671	628,121
Gain from sale of assets and deferred gains	3,288	3,787	19,373	4,984
Voyage expenses and commissions	64,049	72,061	189,525	228,114
Profit share (income) expense	0	(1,581)	0	829
Contingent rental expense	9,904	0	42,631	0
Ship operating expenses	36,600	45,378	101,511	147,912
Charter hire expense	8,880	16,740	31,099	50,843
Administrative expenses	8,338	9,871	24,701	26,489
Impairment loss on vessels	0	121,443	13,141	121,443
Depreciation	28,301	49,603	86,892	151,540
Total operating expenses	156,072	313,515	489,500	727,170
Net operating (loss) income	(25,975)	(135,814)	544	(94,065)
Other income (expenses)
Interest income	40	251	90	3,929
Interest expense	(23,551)	(32,522)	(71,813)	(104,309)
Equity (losses) income from unconsolidated subsidiaries and associated companies	(92)	(111)	167	(411)
Foreign currency exchange gain	79	21	100	171
Other non-operating items	341	1,707	4,317	9,969
Net other expenses	(23,183)	(30,654)	(67,139)	(90,651)
Net loss before income taxes and noncontrolling interest	(49,158)	(166,468)	(66,595)	(184,716)
Income tax expense	(95)	(76)	(257)	(183)
Net loss	(49,253)	(166,544)	(66,852)	(184,899)
Net loss (income) attributable to noncontrolling interest	236	388	664	(1,036)
Net loss attributable to Frontline Ltd.	$ (49,017)	$ (166,156)	$ (66,188)	$ (185,935)
Loss per share attributable to Frontline Ltd. stockholders:
Basic and diluted loss per share (in dollars per share)	$ (0.63)	$ (2.13)	$ (0.85)	$ (2.39)

Consolidated Statements of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
COMPREHENSIVE (LOSS) INCOME, NET OF TAX
Net loss	$ (49,253)	$ (166,544)	$ (66,852)	$ (184,899)
Unrealized gains (losses) from marketable securities	5	(368)	466	(624)
Foreign currency translation gains (losses)	49	(108)	75	(6)
Other comprehensive income (loss)	54	(476)	541	(630)
Comprehensive loss	(49,199)	(167,020)	(66,311)	(185,529)
Comprehensive loss attributable to stockholders of Frontline Ltd.	(48,963)	(166,632)	(65,647)	(186,565)
Comprehensive (loss) income attributable to noncontrolling interest	$ (236)	$ (388)	$ (664)	$ 1,036

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 164,484	$ 160,566
Restricted cash and investments	75,735	100,566
Marketable securities	1,172	685
Trade accounts receivable, net	43,063	46,007
Related party receivables	8,237	15,805
Other receivables	17,792	14,398
Inventories	44,636	40,370
Voyages in progress	24,246	24,449
Prepaid expenses and accrued income	8,172	5,735
Investment in finance lease	2,066	1,824
Total current assets	389,603	410,405
Long term assets
Newbuildings	20,144	13,049
Vessels and equipment, net	287,444	312,292
Vessels and equipment under capital lease, net	934,397	1,022,172
Investment in unconsolidated subsidiaries and associated companies	40,805	27,340
Deferred charges	1,373	1,780
Investment in finance lease	51,952	53,531
Total assets	1,725,718	1,840,569
Current liabilities
Short-term debt and current portion of long-term debt	21,572	19,521
Current portion of obligations under capital leases	54,171	55,805
Related party payables	43,870	10,775
Trade accounts payable	6,361	5,707
Accrued expenses	42,314	50,376
Deferred charter revenue	2,916	5,630
Other current liabilities	19,603	19,570
Total current liabilities	190,807	167,384
Long-term liabilities
Long-term debt	463,292	493,992
Obligations under capital leases	916,494	957,431
Deferred gains on sales of vessels	2,899	6,184
Other long-term liabilities	4,326	2,099
Total liabilities	1,577,818	1,627,090
Commitments and contingencies
Equity
Share capital (77,858,502 shares outstanding, par value $2.50)	194,646	194,646
Additional paid in capital	732	225,769
Contributed surplus	474,129	248,360
Accumulated other comprehensive loss	(4,238)	(4,779)
Retained deficit	(529,200)	(463,012)
Total equity attributable to Frontline Ltd.	136,069	200,984
Noncontrolling interest	11,831	12,495
Total equity	147,900	213,479
Total liabilities and equity	$ 1,725,718	$ 1,840,569

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Equity
Share capital, shares outstanding (in shares)	77,858,502	77,858,502	77,858,502	77,858,502
Ordinary shares issued (dollars per share)	$ 2.5	$ 2.5

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Net cash provided by operating activities	$ 44,872	$ 37,806
Investing activities
Change in restricted cash	24,831	98,906
Additions to newbuildings, vessels and equipment	(1,501)	(78,980)
Finance lease payments received	1,336	1,123
Proceeds from sale of vessels and equipment	12,224	148,335
Proceeds from sale of investments	0	46,547
Net investment in associated companies	(13,548)	0
Net cash provided by investing activities	23,342	215,931
Financing activities
Proceeds from long-term debt, net of fees paid	0	70,559
Repayment of long-term debt	(24,049)	(131,167)
Repayment of capital leases	(40,247)	(161,612)
Dividends paid	0	(17,129)
Net cash used in financing activities	(64,296)	(239,349)
Net increase in cash and cash equivalents	3,918	14,388
Cash and cash equivalents at start of period	160,566	176,639
Cash and cash equivalents at end of period	$ 164,484	$ 191,027

Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share Capital [Member]	Additional Paid In Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained (Deficit) Earnings [Member]	Total Equity Attributable to Frontline Ltd. [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2010	$ 759,037	$ 194,646	$ 224,245	$ 248,360	$ (3,836)	$ 83,718		$ 11,904
Balance (in shares) at Dec. 31, 2010	77,858,502	77,858,502
Increase (decrease) in Equity [Roll Forward]
Stock option expense			1,251
Transfer from Additional Paid in Capital			0	0
Other comprehensive income (loss)	(630)				(630)
Net loss (income)	(184,899)					(185,935)		1,036
Cash dividends						(17,129)
Balance at Sep. 30, 2011	557,630	194,646	225,496	248,360	(4,466)	(119,346)	544,690	12,940
Balance (in shares) at Sep. 30, 2011	77,858,502	77,858,502
Balance at Dec. 31, 2011	213,479	194,646	225,769	248,360	(4,779)	(463,012)		12,495
Balance (in shares) at Dec. 31, 2011	77,858,502	77,858,502
Increase (decrease) in Equity [Roll Forward]
Stock option expense			732
Transfer from Additional Paid in Capital			(225,769)	225,769
Other comprehensive income (loss)	541				541
Net loss (income)	(66,852)					(66,188)		(664)
Cash dividends						0
Balance at Sep. 30, 2012	$ 147,900	$ 194,646	$ 732	$ 474,129	$ (4,238)	$ (529,200)	$ 136,069	$ 11,831
Balance (in shares) at Sep. 30, 2012	77,858,502	77,858,502

INTERIM FINANCIAL DATA	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
INTERIM FINANCIAL DATA
INTERIM FINANCIAL DATA

The unaudited condensed interim financial statements of Frontline Ltd. (“Frontline” or the “Company”) have been prepared on the same basis as the Company’s audited financial statements and, in the opinion of management, include all material adjustments, consisting only of normal recurring adjustments considered necessary for a fair statement of the Company's financial statements, in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The accompanying unaudited condensed interim financial statements should be read in conjunction with the annual financial statements and notes included in the Annual Report on Form 20-F for the year ended December 31, 2011, filed with the Securities and Exchange Commission on April 27, 2012. The results of operations for the interim period ended September 30, 2012 are not necessarily indicative of the results for the entire year ending December 31, 2012.

ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
ACCOUNTING POLICIES
ACCOUNTING POLICIES

Basis of accounting
The condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States. The condensed consolidated financial statements include the assets and liabilities of the Company and its subsidiaries and certain variable interest entities in which the Company is deemed to be the primary beneficiary. All inter company balances and transactions have been eliminated on consolidation.

The condensed consolidated financial statements are prepared in accordance with the accounting policies, which are described in the Company's Annual Report on Form 20-F for the year ended December 31, 2011. Two additional policies for "Discontinued operations" and "Contingent rental expense" and an expansion of the policy for "Gains (losses) on sale of assets and amortization of deferred gains" are given below.

Discontinued operations
The Company has determined that an individual vessel within a vessel class is not a component (as defined in ASC 205-20) as the Company does not believe that the operations of an individual vessel can be clearly distinguished. Generally, the Company believes that all of the vessels in a vessel class represent a component as defined for the purpose of discontinued operations and will present the operations of a vessel class as discontinued when all of those vessels either meet the criteria for held for sale or are sold.

Contingent rental expense
The contingent rental expense represents amounts accrued following changes to certain charter parties. In December 2011, the Company and Ship Finance agreed to a rate reduction of $6,500 per day for all vessels leased from Ship Finance under long-term leases for a four year period that commenced on January 1, 2012. The Company will compensate Ship Finance with 100% of any difference between the renegotiated rates and the average vessel earnings up to the original contract rates. In December 2011, the Company also agreed to a rate reduction on four vessels whereby the Company will pay a reduced rate and an additional amount dependent on the actual market rate. The contingent rental expense represents the additional amounts accrued as a result of these charter party amendments.

Gains (losses) on sale of assets and amortization of deferred gains
Gains (losses) on sale of assets and amortization of deferred gains includes gains (losses) from the sale of vessels, gains (losses) from the termination of leases for vessels which are chartered in and the amortization of deferred gains. Gains (losses) from the sale of assets are recognized when the vessel has been delivered and all risks have been transferred and are determined by comparing the proceeds received with the carrying value of the vessel. Gains (losses) from the termination of leases for vessels which are chartered in are recognized when the lease is effectively terminated and the vessel has been redelivered to the owner.

A deferred gain will arise when the Company enters into a sale-leaseback transaction regarding a vessel and the Company does not relinquish the right to substantially all of the remaining use of the vessel. This deferred gain will be amortized in proportion to the gross rental payments over the minimum term of the lease.

RECENT ACCOUNTING PRONOUNCEMENTS	9 Months Ended
Sep. 30, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS

Changes in accounting pronouncements adopted in the current period:

ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. Many of the changes here are clarifications of existing guidance or wording changes to align with IFRS 13. The new measurement guidance did not have an impact on the Company's consolidated financial statements and the new disclosure requirements are in Note 16 "Financial Instruments".

ASU 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment. This ASU gives an entity the option in its annual goodwill impairment test to first assess revised qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. There is no impact on the Company as a result of this guidance.

RESTRUCTURING	9 Months Ended
Sep. 30, 2012
Restructuring and Related Activities [Abstract]
RESTRUCTURING
RESTRUCTURING

On December 31, 2011 in conjunction with a board approved restructuring plan, the Company completed the sale of 15 wholly-owned SPCs to Frontline 2012. These SPCs held six VLCCs (including one on time charter), four Suezmax tankers and five VLCC newbuilding contracts. The SPCs were sold at fair market value of $1,120.7 million, which was the average of three independent broker valuations. As part of the transaction, Frontline 2012 assumed the obligation to pay $666.3 million in bank debt related to the vessels and $325.5 million in remaining commitments to the yard under the newbuilding contracts. The transaction is summarized as follows:

(in thousands of $)
Proceeds from sale of shares in subsidiaries	128,882
Outstanding newbuilding installments transferred	325,500
Debt transferred	666,318
Fair market value of assets sold to Frontline 2012	1,120,700
Net book value of vessels sold	(864,865)
Net book value of newbuilding contracts sold	(237,057)
Outstanding newbuilding installments transferred	(325,500)
Legal fees	(250)
Loss on sale	(306,972)

In addition, net working capital balances of $10.5 million were purchased by Frontline 2012. This balance was unpaid at December 31, 2011 and is included in amounts due from related parties.

On December 16, 2011, Frontline 2012 completed a private placement of 100,000,000 new ordinary shares of par value $2.00 per share at a subscription price of $2.85, raising $285.0 million in gross proceeds, subject to certain closing conditions. These conditions were subsequently fulfilled and Frontline 2012 was registered on the Norwegian Over the Counter list, or NOTC, in Oslo on December 30, 2011. The Company was allocated 8,771,000 shares, representing approximately 8.8% of the share capital of Frontline 2012 for which it paid $25.0 million. The Company has accounted for its investment in Frontline 2012 under the equity method (see Note 13). There are no discontinued operations associated with this transaction.

The Company will initially manage Frontline 2012 through its wholly owned subsidiary, Frontline Management (Bermuda) Ltd.. Frontline 2012 plans to establish its own management team in the future.

Following the restructuring, the Company's operating fleet was reduced from 58 vessels to 48 vessels, including the nine vessels owned through ITCL. In addition, newbuilding commitments reduced from $437.9 million to $112.4 million relating to two Suezmax tanker newbuilding contracts. Bank debt was eliminated following a prepayment of a $12.9 million loan associated with a vessel, which was not part of the transaction with Frontline 2012, and the prepayment of ITCL's $33.0 million bank loan.

As part of the restructuring, the Company obtained agreements with its major counter parties to reduce the gross charter payment commitments under existing chartering arrangements by approximately $293.0 million for the period from January 1, 2012 to December 31, 2015. The Company will compensate the counter parties with 100% of any difference between the renegotiated rates and the average vessel earnings up to the original contract rates. Some of the counter parties will receive some additional compensation for earnings achieved above the original contract rates.

IMPAIRMENT OF LONG TERM ASSETS	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment Impairment or Disposal [Abstract]
IMPAIRMENT OF LONG TERM ASSETS
IMPAIRMENT OF LONG-TERM ASSETS

The Company recorded an impairment loss of $13.1 million in the three months ended June 30, 2012. This loss relates to three OBO carriers, which are held under capital lease – Front Rider ($4.9 million), Front Climber ($4.2 million) and Front Driver ($4.0 million). The impairment loss recorded on each vessel was equal to the difference between the sum of the obligation under the capital lease and the expected termination payment to Ship Finance less the carrying value of the leased vessel. The losses relating to Front Rider and Front Climber were the expected losses on the lease terminations in July and October, respectively. The loss relating to Front Driver is the expected loss on the expected lease termination in November 2012.

The Company recorded an impairment loss of $121.4 million in the three months ended September 30, 2011 in respect of five double hull Suezmax tankers built between 1992 and 1996. The impairment loss recorded on each vessel was equal to the difference between the vessel's carrying value and its estimated fair value. Four of these vessels were disposed of during the fourth quarter of 2011 and one during 2012.

EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
EARNINGS PER SHARE
6. EARNINGS PER SHARE

The computation of basic EPS is based on the weighted average number of shares outstanding during the period and net income attributable to Frontline Ltd. The exercise of stock options using the treasury stock method was anti-dilutive for all periods presented as the exercise price was higher than the share price at September 30, 2012 and September 30, 2011. The convertible bonds using the if-converted method were anti dilutive for all periods presented and, therefore, 5,769,231 shares were excluded from the denominator in each calculation.

The components of the numerator for the calculation of basic EPS and diluted EPS are as follows:

	Three months ended September 30,		Nine months ended September 30,
(in thousands of $)	2012	2011	2012	2011
Net loss attributable to Frontline Ltd.	(49,017)	(166,156)	(66,188)	(185,935)

The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Weighted average number of ordinary shares (000s)	77,859	77,859	77,859	77,859

GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS	9 Months Ended
Sep. 30, 2012
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS

Gain on sale of assets and amortization of deferred gains in the three and nine months ended September 30, 2012 and September 30, 2011 are summarized as follows:

	Three months ended September 30,		Nine months ended September 30,
(in thousands of $)	2012	2011	2012	2011
Net (loss) gain on lease terminations	(500)	—	10,119	(12,548)
(Loss) gain on sale of assets	—	—	(2,109)	9,666
Amortization of deferred gains	3,788	3,787	11,363	7,866
	3,288	3,787	19,373	4,984

LEASES	9 Months Ended
Sep. 30, 2012
Leases [Abstract]
LEASES
LEASES

Rental expense
As of September 30, 2012, the Company leased in 33 vessels on long-term time charters and bare boat charters from third parties and related parties.  Two of these long-term charters and bare boat charters are classified as operating leases and 31 are classified as capital leases. In addition, a further two vessels are leased in from third parties on short-term fixed rate charters and are classified as operating leases. The Company's long-term capital leases with Ship Finance and special purpose lessor entities are disclosed in Note 12.

The Company is also committed to make rental payments to third parties and related parties under operating leases for office premises. The future minimum rental payments under the Company's non-cancellable operating leases are as follows:

(in thousands of $)
Year ending September 30,
2013	12,539
2014	1,924
2015	1,636
2016	519
2017	147
Thereafter	—
Total minimum lease payments	16,765

Total rental expense for operating leases was $33.0 million and $52.8 million for the nine months ended September 30, 2012 and September 30, 2011, respectively.

Rental income
The minimum future revenues to be received on time and bare boat charters which are accounted for as operating leases and other contractually committed income as of September 30, 2012 are as follows:

(in thousands of $)
Year ending September 30,
2013	90,459
2014	26,155
2015	—
2016	—
2017	—
Thereafter	—
Total minimum lease payments	116,614

The cost and accumulated depreciation of the vessels leased to third parties as of September 30, 2012 were approximately $516.6 million and $238.4 million, respectively. The cost and accumulated depreciation of the vessels leased to third parties as of December 31, 2011 were approximately $1,261.6 million and $542.7 million, respectively. None of the vessels currently leased to third parties are leased in on operating leases by the Company.

As of September 30, 2012, the Company leased out ten of its vessels to third parties on time and bare boat charters under operating leases with initial periods ranging between one month and two years. At September 30, 2012, the Company also leased out one vessel, which was classified as an investment in a finance lease, with an initial period of 20 years.

TRADE ACCOUNTS RECEIVABLE, NET	9 Months Ended
Sep. 30, 2012
TRADE ACCOUNTS RECEIVABLE, NET [Abstract]
TRADE ACCOUNTS RECEIVABLE, NET
TRADE ACCOUNTS RECEIVABLE, NET

Trade accounts receivable at September 30, 2012 are stated net of a provision for doubtful accounts of $10.0 million (December 31, 2011: $4.5 million). The movement in the balance is due to an increase in the provision during the nine months ended September 30, 2012.

NEWBUILDINGS	9 Months Ended
Sep. 30, 2012
NEWBUILDINGS [Abstract]
NEWBUILDINGS
NEWBUILDINGS

Five VLCC newbuilding contracts were sold to Frontline 2012 in December 2011 (see Note 4), which left the Company with two Suezmax newbuilding contracts at December 31, 2011. No installments were paid in the nine months ended September 30, 2012. Two installments of $3.1 million each have been accrued at September 30, 2012.

VESSELS AND EQUIPMENT	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT. NET
VESSELS AND EQUIPMENT, NET

Movements in the nine months ended September 30, 2012 may be summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Carrying Value
Balance at December 31, 2011	459,312	(147,020)	312,292
Purchases	651	—
Disposals	(51,960)	40,290
Other movements	(92)	170
Depreciation	—	(13,907)
Balance at September 30, 2012	407,911	(120,467)	287,444

The Company sold its 1993-built double hull Suezmax tanker, Front Alfa, in March 2012.

VESSELS UNDER CAPITAL LEASE, NET	9 Months Ended
Sep. 30, 2012
Leases, Capital [Abstract]
VESSELS UNDER CAPITAL LEASE, NET
VESSELS UNDER CAPITAL LEASE, NET

Movements in the nine months ended September 30, 2012 may be summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Carrying Value
Balance at December 31, 2011	2,073,779	(1,051,607)	1,022,172
Disposals	(33,395)	31,746
Impairment loss	—	(13,141)
Depreciation	—	(72,985)
Balance at September 30, 2012	2,040,384	(1,105,987)	934,397

Depreciation expense for vessels under capital lease was $73.0 million and $97.3 million for the nine months ended September 30, 2012 and September 30, 2011, respectively.

The outstanding obligations under capital leases are payable as follows:

(in thousands of $)
Year ending September 30,
2013	115,082
2014	113,567
2015	111,572
2016	171,263
2017	141,335
Thereafter	698,471
Minimum lease payments	1,351,290
Less: imputed interest	(380,625)
Present value of obligations under capital lease	970,665

As of September 30, 2012, the Company held 31 vessels under capital leases (2011: 32 vessels), of which 27 (2011: 28 vessels) are leased from Ship Finance. These leases are for initial terms that range from 8 to 22 years. The remaining periods on these leases at September 30, 2012, range from 2 to 14 years.

Four of these vessels (2011: four) are leased by the Company from special purpose lessor entities which, were established and are owned by independent third parties who provide financing through debt and equity participation. Each entity owns one vessel, which is leased to the Company, and has no other activities. Prior to the adoption of ASC 810, these special purpose entities were not consolidated by the Company. The Company has determined that these entities are variable interest entities. The determination of the primary beneficiary of a variable interest entity requires knowledge of the participations in the equity of that entity by individual and related equity holders. Our lease agreements with the leasing entities do not give us any right to obtain this information and the Company has been unable to obtain this information by other means. Accordingly the Company is unable to determine the primary beneficiary of these leasing entities. As of September 30, 2012, the original cost to the lessor of the assets under such arrangements was $258 million (2011: $258.0 million). As of September 30, 2012 and December 31, 2011, the Company's residual value guarantees associated with these leases, which represent the maximum exposure to loss, are $36 million.

Put options on vessels under capital leases are recorded as part of the lease's minimum lease payments. Lease liabilities are amortized so that the remaining balance at the date the put option becomes exercisable is equal to the put option amount. An additional liability is recognized based on the amount, if any, by which the put option price exceeds the fair market value of the related vessel. As of September 30, 2012, no such additional liability had arisen. On December 30, 2011, the Company agreed to a rate reduction on all these vessels whereby the Company will pay a reduced rate and an additional amount (contingent rental expense) dependent on the actual market rate. The contingent rental expense due on these vessels as of September 30, 2012 is $2.6 million. Annual renewals which were at the owners option were replaced with a fixed term of January 1, 2012 to December 31, 2015 and the purchase options that the Company had previously held were removed. A profit share payment will be due at the end of the lease based on 25% of the excess of the aggregate of market index rates over the aggregate of the original rates. As a result of the reassessment of leases whereby all four leases remained as capital leases, capital lease obligations have reduced by $29.8 million, with a corresponding reduction in vessels under capital lease in 2011. In the nine months ended September 30, 2012, total profit share of $nil has been accrued. The following table discloses information about the Company's activity with these non-consolidated lessor entities in the three and nine months ended September 30, 2012 and September 30, 2011:

	Three months ended September 30,		Nine months ended September 30,
(in thousands of $)	2012	2011	2012	2011
Exercise of purchase option	—	—	—	56,090
Repayments of principal obligations under capital leases	2,959	4,254	8,649	12,373
Contingent rental (income) expense	(258)	—	2,552	—
Interest expense for capital leases	1,557	2,592	4,801	7,942
Deferred lease obligation	1,517	—	2,419	—

The lessor has options to put these vessels to the Company at the end of the lease term. Gains arising from the sale and leaseback transactions have been deferred and are being amortized over the lease terms.

At September 30, 2012, the Company had four OBO carriers, six double hull Suezmax tankers, and 17 double hull VLCCs on long-term fixed rate leases with Ship Finance which expire from 2015-2027 dependent upon the age of the vessels. The leases contain no optional termination periods, purchase options or put options.

In conjunction to the leases with Ship Finance, the Company has also entered into charter ancillary agreements whereby the Company agrees to pay Ship Finance a profit sharing payment equal to 20% of the charter revenues earned by the Company in excess of the daily base charter hire paid to Ship Finance. In December 2011, the Company and Ship Finance agreed to a rate reduction of $6,500 per day for all vessels leased from Ship Finance under long-term leases for a four year period that commenced on January 1, 2012. The Company paid Ship Finance up front compensation of $106.0 million on December 30, 2011, of which $50.0 million was a non-refundable prepayment of profit share and $56.0 million was a release of restricted cash serving as security for charter payments. The Company will compensate Ship Finance with 100% of any difference between the renegotiated rates and the average vessel earnings up to the original contract rates (contingent rental expense). At September 30, 2012, the contingent rental expense due to Ship Finance is $40.1 million. In addition, the profit share above the original threshold rates was increased from 20% to 25%. As a result of this, obligations under capital leases and vessels under capital leases have been reduced by $126.5 million at December 31, 2011. Obligations under capital leases have also been reduced by the $106.0 million compensation payment to Ship Finance. In the nine months ended September 30, 2012, total profit share due to Ship Finance was $nil and so the $50.0 million non-refundable prepayment of profit share in December 2011 remains unchanged at September 30, 2012. Profit share will only be recognized in the financial statements when the accrued profit share is more than the non-refundable prepayment of profit share.

EQUITY METHOD INVESTMENTS	9 Months Ended
Sep. 30, 2012
EQUITY METHOD INVESTMENTS [Abstract]
EQUITY METHOD INVESTMENTS
EQUITY METHOD INVESTMENTS

As of September 30, 2012 and December 31, 2011 the Company had the following participation in investments that are recorded using the equity method:

	2012	2011
CalPetro Tankers (Bahamas I) Limited	100%	100%
CalPetro Tankers (Bahamas II) Limited	100%	100%
CalPetro Tankers (IOM) Limited	100%	100%
Orion Tankers Limited	50%	50%
Frontline 2012 Ltd.	7.9%	8.8%

In December 2011, the Company established Orion Tankers Ltd, or Orion, a joint venture company with Nordic American Tankers Limited, or NATS. Orion acted as pool manager for the Orion Suezmax tanker pool that was set up following the Company's withdrawal from the Gemini pool. In September 2012, the Company decided to withdraw its vessels from the Orion Suezmax tanker pool and agreed to sell its 50% shareholding in Orion, effective January 1, 2013, to NATS at book value.

In December 2011, Frontline 2012 completed a private placement of 100,000,000 new ordinary shares of $2.00 par value at a subscription price of $2.85, subject to certain closing conditions. These conditions were subsequently fulfilled and Frontline 2012 was registered on the NOTC list in Oslo on December 30, 2011. The Company was allocated 8,771,000 shares, representing approximately 8.8% of the share capital of Frontline 2012, for which it paid $25.0 million. The Company equity accounts Frontline 2012 as the Company is deemed to have the ability to exercise significant influence over Frontline 2012 since the Company and Frontline 2012 have two common directors, and Hemen Holding Ltd., which is the principal shareholder in the Company is also the principal shareholder in Frontline 2012.

In May 2012, the Company paid $13.3 million for 3,546,000 shares in a private placement by Frontline 2012 of 56 million new ordinary shares at a subscription price of $3.75 per share. Following the private placement, the Company’s ownership in Frontline 2012 was reduced from 8.8% to 7.9%. The Company recognized a gain, which was included in ‘Share of results from associated companies’, on the dilution of its ownership of $0.7 million in the second quarter of 2012,

Dividends of $nil million were received from equity method investees in the nine months ended September 30, 2012 (nine months ended September 30, 2011: $nil million).

The Company has determined it is not the primary beneficiary of the variable interest entities, CalPetro Tankers (Bahamas I) Limited ("CalPetro BI"), CalPetro Tankers (Bahamas II) Limited ("CalPetro BII") and CalPetro Tankers (IOM) Limited ("CalPetro IOM"), and as such, these entities are being accounted for under the equity method. These companies were incorporated in 1994 for the purpose of acquiring three oil tankers from Chevron Transport Corporation ("Chevron") and concurrently charter these vessels back to Chevron on long-term charter agreements. The companies were acquired by Independent Tankers Corporation ("ITC"), a wholly owned subsidiary of ITCL, which in turn is an 82.47% owned subsidiary of the Company. The Company does not guarantee the debt of these entities and the net assets of the three entities that are not consolidated total $1.8 million (2011: $2.2 million). The Company's exposure is limited to its share of the net assets of these three entities while the Chevron charters are still in place.

Summarized financial statements of investees of which the Company has determined it is not the primary beneficiary and accounts for under the equity method at September 30, 2012 and December 31, 2011 is as follows:

(in thousands of $)	2012	2011
Current assets	11,707	16,142
Non current assets	19,950	25,038
Current liabilities	10,804	10,438
Non current liabilities	19,051	28,577

	Three months ended September 30,		Nine months ended September 30,
(in thousands of $)	2012	2011	2012	2011
Net operating revenues	617	823	1,957	2,573
Net operating income	544	717	1,710	2,275
Net loss	(81)	(111)	(364)	(411)

DEBT	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
DEBT
DEBT

The outstanding debt at September 30, 2012 and December 31, 2011 maybe summarized as follow:

(in thousands of $)	2012	2011
U.S. dollar convertible bonds	215,000	225,000
7.84% to 8.04% First Preferred Mortgage Term Notes	268,992	288,137
	483,992	513,137
Credit facilities	872	376
Total debt	484,864	513,513
Less: current portion of long term debt	(21,572)	(19,521)
	463,292	493,992

The outstanding debt as of September 30, 2012 is repayable as follows:

(in thousands of $)
Year ending September 30,
2013	21,572
2014	22,376
2015	239,174
2016	26,134
2017	28,243
Thereafter	147,365
484,864

4.5% Convertible Bonds due 2015
In March 2012, the Company purchased $10.0 million notional value of its convertible bonds for a purchase price of $5.4 million. The Company recognized a gain of $4.6 million, included in Other non-operating items, in the first quarter of 2012. After the purchase, the Company holds 4.4% of the convertible bonds outstanding. The conversion price of the Company’s convertible bonds at September 30, 2012 and December 31, 2011 was $36.5567.

Assets pledged

(in thousands of $)	2012	2011
Vessels and newbuildings	285,320	298,491
Restricted cash and investments	74,163	99,303

SHARE CAPITAL	9 Months Ended
Sep. 30, 2012
SHARE CAPITAL [Abstract]
SHARE CAPITAL
SHARE CAPITAL

The authorized share capital at September 30, 2012 and December 31, 2011 is as follows:

(in thousands of $, except share data)	2012	2011
125,000,000 ordinary shares of $2.50 each	312,500	312,500

The issued and fully paid share capital at September 30, 2012 and December 31, 2011 is as follows:

(in thousands of $, except share data)	2012	2011
77,858,502 ordinary shares of $2.50 each	194,646	194,646

A resolution was approved at the Company’s 2012 Annual General Meeting on September 21, 2012 such that the share premium account was reduced from $225.8 million to nil and the amount resulting from the reduction be credited to the Contributed Surplus account with immediate effect.

FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2012
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

Foreign currency risk
The majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Certain of the Company's subsidiaries report in Sterling, Singapore dollars, Danish or Norwegian kroner and risks of two kinds arise as a result:

•	a transaction risk, that is, the risk that currency fluctuations will have a negative effect on the value of the Company's cash flows;

•
a translation risk, that is, the impact of adverse currency fluctuations in the translation of foreign operations and foreign assets and liabilities into U.S. dollars for the Company's consolidated financial statements.

Accordingly, such risk may have an adverse effect on the Company's financial condition and results of operations. The Company has not entered into derivative contracts for either transaction or translation risk.

Forward freight agreements
During 2011 and the nine months ended September 30, 2012, the Company entered into forward freight agreements for speculative purposes. As of September 30, 2012, the Company had 12 contracts outstanding (December 31, 2011: 25 contracts). The Company recorded a loss on forward freight agreements of $1.2 million in the nine months ended September 30, 2012 (nine months ended September 30, 2011: $1.3 million gain), which is included in "Other non-operating items".

Fair Values
The carrying value and estimated fair value of the Company's financial instruments as of September 30, 2012 and December 31, 2011 are as follows:

	2012		2011
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	164,484	164,484	160,566	160,566
Restricted cash and investments	75,735	75,735	100,566	100,566
Marketable securities	1,172	1,172	685	685
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	268,992	194,271	288,137	249,293
4.5% Convertible Bond	215,000	111,531	225,000	94,500

The estimated fair value of financial assets and liabilities at September 30, 2012 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	164,484	164,484	—	—
Restricted cash and investments	75,735	75,735	—	—
Marketable securities	1,172	1,172	—	—
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	194,271	—	194,271	—
4.5% Convertible Bond	111,531	—	111,531	—

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents – the carrying values in the balance sheet approximate their fair value.

Restricted cash and investments – the carrying values in the balance sheet approximate their fair value.

Marketable securities – the fair values are based on quoted market prices.

First Preferred Mortgage Term Notes – the fair values are based on the market price achieved in the last significant trading of the notes, adjusted for movements in the fixed income markets up to the year end (level two per ASC Topic 820).

Convertible Bond – quoted market prices are not available, however the bonds are traded "over the counter" and the fair value of bonds is based on the market price on offer at the balance sheet date.

Assets Measured at Fair Value on a Nonrecurring Basis
The Company recorded an impairment loss of $13.1 million in the three months ended June 30, 2012 in respect of three OBO carriers, which were held under capital lease (see Note 5). One of these leases was terminated in the third quarter of 2012. At September 30, 2012, two of these vessels, Front Driver and Front Climber, were measured at an aggregate fair value on a nonrecurring basis of $2.5 million, which was determined using level two inputs being the carrying cost of the leased vessel less the impairment loss, which was calculated as the difference between the sum of the obligation under the capital lease and the expected termination payment to Ship Finance less the carrying value of the leased vessel.

The Company recorded an impairment loss of $121.4 million in the nine months ended September 30, 2011 in respect of five double hull Suezmax tankers (see Note 5). At December 31, 2011, one of these vessels, Front Alfa, was measured at fair value on a nonrecurring basis of $11.9 million, which was determined using level two inputs.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken, or SEB, The Bank of New York, DnB Nor Bank ASA and Nordea Bank Norge, or Nordea. There is a concentration of credit risk with respect to restricted cash to the extent that substantially all of the amounts are carried with SEB, Nordea and The Bank of New York. However, the Company believes this risk is remote.

RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

The majority of the Company's leased vessels are leased from Ship Finance and Ship Finance is entitled to a profit share of the Company's earnings on these vessels under a Charter Ancillary Agreement. This profit share was increased from 20% to 25% with effect from January 1, 2012. A summary of leasing transactions with Ship Finance during the three and nine months ended September 30, 2012 and September 30, 2011 is as follows:

	Three months ended September 30,		Nine months ended September 30,
(in thousands of $)	2012	2011	2012	2011
Charter hire paid (principal and interest)	40,910	60,399	129,164	189,377
Lease termination fees income (expense)	—	—	2,502	(8,976)
Profit share (income) expense	—	(1,581)	—	829
Contingent rental expense	10,162	—	40,079	—
Remaining lease obligation	892,758	1,193,452	892,758	1,193,452

A summary of net amounts earned (incurred) from related parties, excluding Ship Finance lease related transactions above, during the three and nine months ended September 30, 2012 and September 30, 2011 is as follows:

	Three months ended September 30,		Nine months ended September 30,
(in thousands of $)	2012	2011	2012	2011
Seatankers Management Co. Ltd	206	242	595	732
Golar LNG Limited	471	191	1,140	479
Golar LNG Partners LP	—	26	96	86
Ship Finance International Limited	1,029	1,188	2,967	3,528
Golden Ocean Group Limited	1,294	1,362	4,258	4,121
Frontline 2012 Ltd	(824)	—	(4,770)	—
Bryggegata AS	(361)	(383)	(1,090)	(1,138)
Arcadia Petroleum Limited	105	8,763	1,917	31,537
Seadrill Limited	334	140	1,402	508
Archer Limited	220	70	262	265
Deep Sea Supply Plc	33	24	65	98
Aktiv Kapital ASA	29	2	54	69
Orion Tankers Limited	68	—	252	—
CalPetro Tankers (Bahamas I) Limited	13	27	38	51
CalPetro Tankers (Bahamas II) Limited	13	27	38	51
CalPetro Tankers (IOM) Limited	13	27	38	51

Net amounts earned from other related parties comprise charter hire, office rental income, technical and commercial management fees, newbuilding supervision fees, freights, corporate and administrative services income and interest income. Amounts paid to related parties comprise primarily rental for office space and guarantee fees. In addition, the Company is chartering in two vessels from Frontline 2012 on floating rate time charters under which the charter hire expense is equal to the time charter equivalent earnings of the vessels.

A summary of balances due from related parties as at September 30, 2012 and December 31, 2011 is as follows:

(in thousands of $)	2012	2011
Ship Finance International Limited	1,489	1,138
Seatankers Management Co. Ltd	127	168
Archer Limited	729	632
Golar LNG Limited	824	610
Northern Offshire Ltd	13	13
Golden Ocean Group Limited	1,217	1,272
Seadrill Limited	1,576	841
North Atlantic Drilling Limited	11	—
Frontline 2012 Ltd	1,976	10,469
Orion Tankers Limited	16	—
CalPetro Tankers (Bahamas I) Limited	32	57
CalPetro Tankers (Bahamas II) Limited	32	57
CalPetro Tankers (IOM) Limited	32	57
Deep Sea Supply Plc	29	68
Aktiv Kapital Ltd	29	67
Arcadia Petroleum Limited	105	356
	8,237	15,805
A summary of balances due to related parties as at September 30, 2012 and December 31, 2011 is as follows:

(in thousands of $)	2012	2011
Ship Finance International Limited	40,327	9,209
Seatankers Management Co. Ltd	367	550
Golar LNG Limited	124	106
Golden Ocean Group Limited	1,125	910
Frontline 2012 Ltd	1,927	—
	43,870	10,775

In September 2011, the Company negotiated the early termination of bare boat charters on three single hull VLCCs, Titan Orion (ex-Front Duke), Titan Aries (now renamed Edinburgh) and Ticen Ocean (now renamed Front Lady), which are being chartered in from Ship Finance. These three vessels have been sold by Ship Finance with expected delivery during 2012 and 2013. The Titan Orion (ex-Front Duke) was delivered, and the charter party with Ship Finance was terminated, on March 27, 2012. The Company recorded a gain of $10.6 million in the first quarter of 2012, which is included in "Gain on sale of assets and amortization of deferred gains". In October 2012, the Company terminated the bareboat charters on Ticen Ocean (now renamed Front Lady) and Titan Aries (now renamed Edinburgh). The Ticen Ocean (now renamed Front Lady) was delivered to the buyers at the end of November 2012 and the Titan Aries (now renamed Edinburgh) is expected to be delivered in January 2013.

In May 2012, the Company paid $13.3 million for 3,546,000 shares in a private placement by Frontline 2012 of 56 million new ordinary shares at a subscription price of $3.75 per share. Following the private placement, the Company’s ownership in Frontline 2012 was reduced from 8.8% to 7.9%. Refer to Note 4 for details of the restructuring transaction with Frontline 2012.

In June 2012, the Company announced that it had agreed with Ship Finance to terminate the long term charter party for the OBO carrier Front Rider and that Ship Finance had simultaneously sold the vessel. The charter party terminated on July 22, 2012. The Company paid a compensation payment to Ship Finance of $0.4 million for the early termination of the charter. The Company recorded an impairment loss of $4.9 million in the second quarter of 2012.

DISPOSAL OF ASSETS	9 Months Ended
Sep. 30, 2012
Impairment or Disposal of Tangible Assets Disclosure [Abstract]
DISPOSAL OF ASSETS
DISPOSAL OF ASSETS

In March 2012, the Company sold the Suezmax Front Alfa to an unrelated third party and recognized a loss of $2.1 million in the first quarter of 2012. An impairment loss for this vessel of $24.8 million was recorded in the third quarter of 2011.

In March 2012, the Company redelivered the Titan Orion (ex-Front Duke) to Ship Finance and the charter party for the vessel was terminated. The Company recorded a gain of $10.6 million in the first quarter of 2012, which is included in "Gain on sale of assets and amortization of deferred gains".

In June 2012, the Company agreed with Ship Finance to terminate the long term charter party for the OBO carrier Front Rider and that Ship Finance simultaneously sold the vessel. The charter party terminated on July 22, 2012. The Company recorded an impairment loss of $4.9 million in the second quarter of 2012.

In August 2012, the Company agreed with Ship Finance to terminate the long term charter party for the OBO carrier Front Climber and that Ship Finance simultaneously sold the vessel. The charter party terminated on October 15, 2012. The Company recorded an impairment loss of $4.2 million in the second quarter of 2012.

COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

The Company insures the legal liability risks for its shipping activities with Assuranceforeningen SKULD, Assuranceforeningen Gard Gjensidig and Britannia Steam Ship Insurance Association Limited, all mutual protection and indemnity associations. As a member of these mutual associations, the Company is subject to calls payable to the associations based on the Company's claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which result in additional calls on the members.

As of September 30, 2012, the Company had four (December 31, 2011: four) vessels that were sold by the Company at various times during the period from November 1998 to December 31, 2003, and leased back on charters that have initial periods ranging from eight to twelve and a half years including options on the lessor's side to extend the charters for periods that range up to five years. Four of these charters (December 31, 2011: four) are accounted for as capital leases and none (2011: none) are accounted for as operating leases. The lessor has options to put the vessels on the Company at the end of the lease terms for four (December 31, 2011: four) of these vessels. The total amount that the Company would be required to pay under these put options is $36 million (December 31, 2011: $36 million).

As of September 30, 2012, Chevron charters three vessels on long-term bare boat charters and holds options to purchase each vessel for $1 per vessel on April 1, 2015.

As of November 29, 2012, the Company was committed to make newbuilding installments of $94.2 million with expected payments of $6.3 million in 2012 and $87.9 million in 2013.

As part of the Restructuring described in Note 4, Frontline 2012 agreed to fully reimburse and indemnify the Company for all payments made under any guarantees issued by the Company to the shipyard in connection with the newbuilding contracts and to reimburse the Company for all costs incurred in connection with these guarantees.

In September 2011, the Company negotiated the early termination of bare boat charters on three single hull VLCCs, Titan Orion (ex-Front Duke), Titan Aries (now renamed Edinburgh) and Ticen Ocean (now renamed Front Lady), which were being chartered in from Ship Finance, and was committed to pay early termination fees to the bare boat charterer of $3.7 million. These three vessels have been sold by Ship Finance with expected delivery during 2012 and 2013 and the Company will receive compensation payments from Ship Finance in the aggregate amount of $26.2 million upon the successful delivery of these vessels. The Titan Orion (ex-Front Duke) was delivered, and the charter party with Ship Finance was terminated, on March 27, 2012 at which time the Company recorded a gain of $10.6 million, which is included in "Gain on sale of assets and amortization of deferred gains".

The Company is a party, as plaintiff or defendant, to several lawsuits in various jurisdictions for demurrage, damages, off-hire and other claims and commercial disputes arising from the operation of its vessels, in the ordinary course of business or in connection with its acquisition activities.  The Company believes that the resolution of such claims will not have a material adverse effect on the Company's operations or financial condition.

SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

In August 2012, the Company agreed with Ship Finance to terminate the long term charter party for the OBO carrier Front Climber and Ship Finance simultaneously sold the vessel. The charter party terminated on October 15, 2012. The Company made a compensation payment to Ship Finance of $0.6 million for the early termination of the charter. The Company recorded an impairment loss of $4.2 million in the second quarter of 2012.

In October 2012, the Company agreed with Ship Finance to terminate the long term charter party for the OBO carrier Front Driver and Ship Finance simultaneously sold the vessel. The charter party terminated in late November 2012. The Company will make a compensation payment to Ship Finance of $0.5 million for the early termination of the charter. The Company recorded an impairment loss of $4.0 million in the second quarter of 2012.

At the end of November 2012, the Ticen Ocean (now renamed Front Lady) was delivered to the buyer by Ship Finance and the Company's charter party for the vessel was terminated.

ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Basis of accounting
Basis of accounting
The condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States. The condensed consolidated financial statements include the assets and liabilities of the Company and its subsidiaries and certain variable interest entities in which the Company is deemed to be the primary beneficiary. All inter company balances and transactions have been eliminated on consolidation.

The condensed consolidated financial statements are prepared in accordance with the accounting policies, which are described in the Company's Annual Report on Form 20-F for the year ended December 31, 2011. Two additional policies for "Discontinued operations" and "Contingent rental expense" and an expansion of the policy for "Gains (losses) on sale of assets and amortization of deferred gains" are given below.

Discontinued operations
Discontinued operations
The Company has determined that an individual vessel within a vessel class is not a component (as defined in ASC 205-20) as the Company does not believe that the operations of an individual vessel can be clearly distinguished. Generally, the Company believes that all of the vessels in a vessel class represent a component as defined for the purpose of discontinued operations and will present the operations of a vessel class as discontinued when all of those vessels either meet the criteria for held for sale or are sold.

Contingent rental expense
Contingent rental expense
The contingent rental expense represents amounts accrued following changes to certain charter parties. In December 2011, the Company and Ship Finance agreed to a rate reduction of $6,500 per day for all vessels leased from Ship Finance under long-term leases for a four year period that commenced on January 1, 2012. The Company will compensate Ship Finance with 100% of any difference between the renegotiated rates and the average vessel earnings up to the original contract rates. In December 2011, the Company also agreed to a rate reduction on four vessels whereby the Company will pay a reduced rate and an additional amount dependent on the actual market rate. The contingent rental expense represents the additional amounts accrued as a result of these charter party amendments.

Gains (losses) on sale of assets and amortization of deferred gains
Gains (losses) on sale of assets and amortization of deferred gains
Gains (losses) on sale of assets and amortization of deferred gains includes gains (losses) from the sale of vessels, gains (losses) from the termination of leases for vessels which are chartered in and the amortization of deferred gains. Gains (losses) from the sale of assets are recognized when the vessel has been delivered and all risks have been transferred and are determined by comparing the proceeds received with the carrying value of the vessel. Gains (losses) from the termination of leases for vessels which are chartered in are recognized when the lease is effectively terminated and the vessel has been redelivered to the owner.

A deferred gain will arise when the Company enters into a sale-leaseback transaction regarding a vessel and the Company does not relinquish the right to substantially all of the remaining use of the vessel. This deferred gain will be amortized in proportion to the gross rental payments over the minimum term of the lease.

RESTRUCTURING (Tables)	9 Months Ended
Sep. 30, 2012
Restructuring and Related Activities [Abstract]
Loss on sale of subsidiary

(in thousands of $)
Proceeds from sale of shares in subsidiaries	128,882
Outstanding newbuilding installments transferred	325,500
Debt transferred	666,318
Fair market value of assets sold to Frontline 2012	1,120,700
Net book value of vessels sold	(864,865)
Net book value of newbuilding contracts sold	(237,057)
Outstanding newbuilding installments transferred	(325,500)
Legal fees	(250)
Loss on sale	(306,972)

EARNINGS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Components of the numerator for the calculation of basic and diluted earnings per share
The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Weighted average number of ordinary shares (000s)	77,859	77,859	77,859	77,859
The components of the numerator for the calculation of basic EPS and diluted EPS are as follows:

	Three months ended September 30,		Nine months ended September 30,
(in thousands of $)	2012	2011	2012	2011
Net loss attributable to Frontline Ltd.	(49,017)	(166,156)	(66,188)	(185,935)

GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Tables)	9 Months Ended
Sep. 30, 2012
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
Gain on sale of assets and amortization of deferred gains
Gain on sale of assets and amortization of deferred gains in the three and nine months ended September 30, 2012 and September 30, 2011 are summarized as follows:

	Three months ended September 30,		Nine months ended September 30,
(in thousands of $)	2012	2011	2012	2011
Net (loss) gain on lease terminations	(500)	—	10,119	(12,548)
(Loss) gain on sale of assets	—	—	(2,109)	9,666
Amortization of deferred gains	3,788	3,787	11,363	7,866
	3,288	3,787	19,373	4,984

LEASES (Tables)	9 Months Ended
Sep. 30, 2012
Leases [Abstract]
Future minimum rental payments
The future minimum rental payments under the Company's non-cancellable operating leases are as follows:

(in thousands of $)
Year ending September 30,
2013	12,539
2014	1,924
2015	1,636
2016	519
2017	147
Thereafter	—
Total minimum lease payments	16,765

Schedule of minimum future revenues on bareboat charters
The minimum future revenues to be received on time and bare boat charters which are accounted for as operating leases and other contractually committed income as of September 30, 2012 are as follows:

(in thousands of $)
Year ending September 30,
2013	90,459
2014	26,155
2015	—
2016	—
2017	—
Thereafter	—
Total minimum lease payments	116,614

VESSELS AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Summary roll forward of vessels and equipment
Movements in the nine months ended September 30, 2012 may be summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Carrying Value
Balance at December 31, 2011	459,312	(147,020)	312,292
Purchases	651	—
Disposals	(51,960)	40,290
Other movements	(92)	170
Depreciation	—	(13,907)
Balance at September 30, 2012	407,911	(120,467)	287,444

VESSELS UNDER CAPITAL LEASE, NET (Tables)	9 Months Ended
Sep. 30, 2012
Leases, Capital [Abstract]
Movements in vessels under capital lease
Movements in the nine months ended September 30, 2012 may be summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Carrying Value
Balance at December 31, 2011	2,073,779	(1,051,607)	1,022,172
Disposals	(33,395)	31,746
Impairment loss	—	(13,141)
Depreciation	—	(72,985)
Balance at September 30, 2012	2,040,384	(1,105,987)	934,397

Schedule of future minimum lease payments for capital leases
The outstanding obligations under capital leases are payable as follows:

(in thousands of $)
Year ending September 30,
2013	115,082
2014	113,567
2015	111,572
2016	171,263
2017	141,335
Thereafter	698,471
Minimum lease payments	1,351,290
Less: imputed interest	(380,625)
Present value of obligations under capital lease	970,665

Summary of company activity with non consolidated lessor entities
The following table discloses information about the Company's activity with these non-consolidated lessor entities in the three and nine months ended September 30, 2012 and September 30, 2011:

	Three months ended September 30,		Nine months ended September 30,
(in thousands of $)	2012	2011	2012	2011
Exercise of purchase option	—	—	—	56,090
Repayments of principal obligations under capital leases	2,959	4,254	8,649	12,373
Contingent rental (income) expense	(258)	—	2,552	—
Interest expense for capital leases	1,557	2,592	4,801	7,942
Deferred lease obligation	1,517	—	2,419	—

EQUITY METHOD INVESTMENTS (Tables)	9 Months Ended
Sep. 30, 2012
EQUITY METHOD INVESTMENTS [Abstract]
Schedule of participation in investments recorded using the equity method
As of September 30, 2012 and December 31, 2011 the Company had the following participation in investments that are recorded using the equity method:

	2012	2011
CalPetro Tankers (Bahamas I) Limited	100%	100%
CalPetro Tankers (Bahamas II) Limited	100%	100%
CalPetro Tankers (IOM) Limited	100%	100%
Orion Tankers Limited	50%	50%
Frontline 2012 Ltd.	7.9%	8.8%

Summarized balance sheet information of equity method investees
Summarized financial statements of investees of which the Company has determined it is not the primary beneficiary and accounts for under the equity method at September 30, 2012 and December 31, 2011 is as follows:

(in thousands of $)	2012	2011
Current assets	11,707	16,142
Non current assets	19,950	25,038
Current liabilities	10,804	10,438
Non current liabilities	19,051	28,577

Summarized statement of operations information of equity method investees

	Three months ended September 30,		Nine months ended September 30,
(in thousands of $)	2012	2011	2012	2011
Net operating revenues	617	823	1,957	2,573
Net operating income	544	717	1,710	2,275
Net loss	(81)	(111)	(364)	(411)

DEBT (Tables)	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Long-term debt
The outstanding debt at September 30, 2012 and December 31, 2011 maybe summarized as follow:

(in thousands of $)	2012	2011
U.S. dollar convertible bonds	215,000	225,000
7.84% to 8.04% First Preferred Mortgage Term Notes	268,992	288,137
	483,992	513,137
Credit facilities	872	376
Total debt	484,864	513,513
Less: current portion of long term debt	(21,572)	(19,521)
	463,292	493,992

Debt repayment schedule	The outstanding debt as of September 30, 2012 is repayable as follows:

(in thousands of $)
Year ending September 30,
2013	21,572
2014	22,376
2015	239,174
2016	26,134
2017	28,243
Thereafter	147,365
484,864

Assets pledged	Assets pledged

(in thousands of $)	2012	2011
Vessels and newbuildings	285,320	298,491
Restricted cash and investments	74,163	99,303

SHARE CAPITAL (Tables)	9 Months Ended
Sep. 30, 2012
SHARE CAPITAL [Abstract]
Schedule of stock by class
The authorized share capital at September 30, 2012 and December 31, 2011 is as follows:

(in thousands of $, except share data)	2012	2011
125,000,000 ordinary shares of $2.50 each	312,500	312,500
The issued and fully paid share capital at September 30, 2012 and December 31, 2011 is as follows:

(in thousands of $, except share data)	2012	2011
77,858,502 ordinary shares of $2.50 each	194,646	194,646

FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of the Company's financial instruments as of September 30, 2012 and December 31, 2011 are as follows:

	2012		2011
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	164,484	164,484	160,566	160,566
Restricted cash and investments	75,735	75,735	100,566	100,566
Marketable securities	1,172	1,172	685	685
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	268,992	194,271	288,137	249,293
4.5% Convertible Bond	215,000	111,531	225,000	94,500

Financial assets and liabilities measured at fair value on recurring basis
The estimated fair value of financial assets and liabilities at September 30, 2012 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	164,484	164,484	—	—
Restricted cash and investments	75,735	75,735	—	—
Marketable securities	1,172	1,172	—	—
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	194,271	—	194,271	—
4.5% Convertible Bond	111,531	—	111,531	—

RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Schedule of leasing transactions with related party
A summary of leasing transactions with Ship Finance during the three and nine months ended September 30, 2012 and September 30, 2011 is as follows:

	Three months ended September 30,		Nine months ended September 30,
(in thousands of $)	2012	2011	2012	2011
Charter hire paid (principal and interest)	40,910	60,399	129,164	189,377
Lease termination fees income (expense)	—	—	2,502	(8,976)
Profit share (income) expense	—	(1,581)	—	829
Contingent rental expense	10,162	—	40,079	—
Remaining lease obligation	892,758	1,193,452	892,758	1,193,452

Schedule of net earnings loss from related party companies
A summary of net amounts earned (incurred) from related parties, excluding Ship Finance lease related transactions above, during the three and nine months ended September 30, 2012 and September 30, 2011 is as follows:

	Three months ended September 30,		Nine months ended September 30,
(in thousands of $)	2012	2011	2012	2011
Seatankers Management Co. Ltd	206	242	595	732
Golar LNG Limited	471	191	1,140	479
Golar LNG Partners LP	—	26	96	86
Ship Finance International Limited	1,029	1,188	2,967	3,528
Golden Ocean Group Limited	1,294	1,362	4,258	4,121
Frontline 2012 Ltd	(824)	—	(4,770)	—
Bryggegata AS	(361)	(383)	(1,090)	(1,138)
Arcadia Petroleum Limited	105	8,763	1,917	31,537
Seadrill Limited	334	140	1,402	508
Archer Limited	220	70	262	265
Deep Sea Supply Plc	33	24	65	98
Aktiv Kapital ASA	29	2	54	69
Orion Tankers Limited	68	—	252	—
CalPetro Tankers (Bahamas I) Limited	13	27	38	51
CalPetro Tankers (Bahamas II) Limited	13	27	38	51
CalPetro Tankers (IOM) Limited	13	27	38	51

Schedule of related party receivables and payables
A summary of balances due from related parties as at September 30, 2012 and December 31, 2011 is as follows:

(in thousands of $)	2012	2011
Ship Finance International Limited	1,489	1,138
Seatankers Management Co. Ltd	127	168
Archer Limited	729	632
Golar LNG Limited	824	610
Northern Offshire Ltd	13	13
Golden Ocean Group Limited	1,217	1,272
Seadrill Limited	1,576	841
North Atlantic Drilling Limited	11	—
Frontline 2012 Ltd	1,976	10,469
Orion Tankers Limited	16	—
CalPetro Tankers (Bahamas I) Limited	32	57
CalPetro Tankers (Bahamas II) Limited	32	57
CalPetro Tankers (IOM) Limited	32	57
Deep Sea Supply Plc	29	68
Aktiv Kapital Ltd	29	67
Arcadia Petroleum Limited	105	356
	8,237	15,805
A summary of balances due to related parties as at September 30, 2012 and December 31, 2011 is as follows:

(in thousands of $)	2012	2011
Ship Finance International Limited	40,327	9,209
Seatankers Management Co. Ltd	367	550
Golar LNG Limited	124	106
Golden Ocean Group Limited	1,125	910
Frontline 2012 Ltd	1,927	—
	43,870	10,775

ACCOUNTING POLICIES Accounting Policies (Details) (Ship Finance International Limited [Member], USD $)	48 Months Ended
	Dec. 31, 2015	Sep. 30, 2012
Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Agreed per day rate reduction	$ 6,500
Period of rate reduction	four
Compensation percentage of any difference between the renegotiated rates and actual market rate up to the original contract rates		100.00%
Number of vessels subject to rate reduction, higher of index rate or former rate	4

RESTRUCTURING 1 (Details) (USD $)	9 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2011 Frontline 2012 Ltd [Member]	Sep. 30, 2012 Frontline 2012 Ltd [Member]	Dec. 17, 2011 Frontline 2012 Ltd [Member] Private Placement [Member]	May 31, 2012 Frontline 2012 Ltd [Member] Private Placement [Member]	Sep. 30, 2012 Frontline 2012 Ltd [Member] Private Placement [Member]	Dec. 31, 2011 Frontline 2012 Ltd [Member] Private Placement [Member]	Apr. 30, 2012 Frontline 2012 Ltd [Member] Private Placement [Member]	Dec. 16, 2011 Frontline 2012 Ltd [Member] Private Placement [Member]
Schedule of Equity Method Investments [Line Items]
Number of wholly-owned special purpose companies sold to Frontline 2012 (in number of subsidiaries)				15
Number of VLCCs owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)				6
Number of VLCC's owned with a time charters attached which have been sold to Frontline 2012 (in number of vessels)				1
Number of Suezmax tankers owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)				4
Number of VLCC newbuilding contracts owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)				5
Number of independent broker valuations (in number of valuations)				3
Proceeds from sale of shares in subsidiaries				$ 128,882,000
Outstanding newbuilding installments transferred				325,500,000
Debt transferred				666,318,000
Fair market value of assets sold to Frontline 2012				1,120,700,000
Net book value of vessels sold				(864,865,000)
Net book value of Newbuilding contracts sold				(237,057,000)
Outstanding newbuilding installments transferred				(325,500,000)
Legal fees				(250,000)
Loss on sale				(306,972,000)
Working Capital balances purchased				10,500,000
Number of new ordinary shares issued in transaction (in shares)						100,000,000
Par value of new ordinary shares issued in transaction (in dollars per share)	$ 2.5		$ 2.5								$ 2
Subscription price of ordinary shares issued (in dollars per share)							$ 3.75				$ 2.85
Gross proceeds received by equity method investee from issuance of private placement									285,000,000
Number of shares allocated in the transaction to the Company or to Frontline Ltd (in shares)								8,771,000	8,771,000
Percentage of share capital obtained in Frontline 2012 (in hundredths)				8.80%	7.90%		7.90%	8.80%	8.80%	8.80%
Investment in associated companies	13,548,000	0					13,300,000	25,000,000	25,000,000
Operating fleet prior to restructuring (in units)			58
Operating fleet following restructuring (in units)			48
Number of vessels owned through ITCL (in number of vessels)			9
Newbuilding commitments prior to restructuring			437,900,000
Newbuilding commitments following restructuring			$ 112,400,000
Number of Suezmax newbuilding contracts affected by restructuring			2

RESTRUCTURING 2 (Details) (USD $) In Millions, unless otherwise specified	48 Months Ended
	Dec. 31, 2015	Dec. 31, 2011 Bank Debt Associated With a Vessel [Member]	Dec. 31, 2011 ITCL Bank Loan [Member]
Debt Instrument [Line Items]
Prepayment of bank debt		$ 12.9	$ 33
Reduction of gross charter payment commitments	$ 293
Percentage the Company will compensate counterparties for difference between renegotiated rates and actual spot rate up to the original contract rates (in hundredths)	100.00%

IMPAIRMENT OF LONG TERM ASSETS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended							9 Months Ended
	Sep. 30, 2012 OBO [Member]	Jun. 30, 2012 OBO [Member]	Sep. 30, 2012 Front Rider [Member]	Sep. 30, 2012 Front Climber [Member]	Sep. 30, 2012 Front Driver [Member]	Dec. 31, 2011 Suezmax Double Hull [Member]	Sep. 30, 2011 Suezmax Double Hull [Member]	Sep. 30, 2012 Suezmax Double Hull [Member]
Property, Plant and Equipment [Line Items]
Impairment loss on vessels		$ 13.1	$ 4.9	$ 4.2	$ 4		$ 121.4
Number of vessels impaired	3						5
Number of vessels disposed of						4		1

EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 20, 2012	Sep. 30, 2012	Sep. 30, 2011
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (shares)			5,769,231
Net loss attributable to Frontline Ltd.	$ (49,017)	$ (166,156)		$ (66,188)	$ (185,935)
Weighted average number of ordinary shares outstanding - basic	77,859,000	77,859,000		77,859,000	77,859,000

GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
Net (loss) gain on lease terminations	$ (500)	$ 0	$ 10,119	$ (12,548)
(Loss) gain on sale of assets	0	0	(2,109)	9,666
Amortization of deferred gains	3,788	3,787	11,363	7,866
Gain on sale of assets and amortization of deferred gains	$ 3,288	$ 3,787	$ 19,373	$ 4,984

LEASES (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Assets Leased to Others [Member]	Dec. 31, 2011 Assets Leased to Others [Member]	Sep. 30, 2012 Assets Held under Operating Leases [Member] Maritime Equipment [Member]	Sep. 30, 2012 Assets Held under Operating Leases [Member] Short-term Fixed Rate Charter Equipment [Member]	Sep. 30, 2012 Assets Held under Capital Leases [Member] Maritime Equipment [Member]
Leases, Schedule of Leased Assets [Line Items]
Total vessels leased in on long-term time and bareboat charters	33
Number of operating leases					2	2
Number of capital leases							31
Cost of vessels			$ 516,600,000	$ 1,261,600,000
Accumulated depreciation of vessels			238,400,000	542,700,000
Number of vessels leased to third parties leased in on operating lease			0
Number of time or bareboat charters leases (in number of leases)			10
Initial length of lease period, minimum (in months)			1 month
Initial length of lease term, maximum (in years)			2 years
Number of vessels classified as an investment in finance lease (in number of vessels)			1
Initial length of lease period, vessels classified as an investment in finance lease			20 years
Operating Leases, Future Minimum Payments Due, Rolling Maturity [Abstract]
2013	12,539,000
2014	1,924,000
2015	1,636,000
2016	519,000
2017	147,000
Thereafter	0
Total minimum lease payments	16,765,000
Rental expense for operating leases	33,000,000	52,800,000
Operating Leases, Future Minimum Payments Receivable, Rolling Maturity [Abstract]
2013	90,459,000
2014	26,155,000
2015	0
2016	0
2017	0
Thereafter	0
Total minimum lease payments	$ 116,614,000

TRADE ACCOUNTS RECEIVABLE, NET (Details) (Trade Accounts Receivable [Member], USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts receivable	$ 10	$ 4.5

NEWBUILDINGS (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
NEWBUILDINGS [Abstract]
Number of VLCC Newbuilding contracts sold		5
Number of Suezmax Newbuilding contracts in place at period end		2
Installments and Newbuilding supervision fees paid	$ 0
Number of installments included in accrual for Newbuilding installments	2
Accrual for Newbuilding installments	$ 3,100,000

VESSELS AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Movements of Vessels and Equipment [Roll Forward]
Net Carrying Value Beginning balance			$ 312,292
Depreciation	(28,301)	(49,603)	(86,892)	(151,540)
Net Carrying Value ending balance	287,444		287,444
Vessels and Equipment [Member]
Movements of Vessels and Equipment [Roll Forward]
Balance, beginning of period			459,312
Accumulated Depreciation beginning balance			(147,020)
Net Carrying Value Beginning balance			312,292
Purchases			651
Disposals cost			(51,960)
Disposals depreciation			40,290
Other movements cost			(92)
Other movements depreciation			170
Depreciation			(13,907)
Balance, end of period	407,911		407,911
Accumulated Depreciation ending balance	(120,467)		(120,467)
Net Carrying Value ending balance	$ 287,444		$ 287,444

VESSELS UNDER CAPITAL LEASE, NET 1 (Details) (USD $)	3 Months Ended		9 Months Ended			3 Months Ended		9 Months Ended				1 Months Ended	3 Months Ended		9 Months Ended					9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012 Special Purpose Entities [Member]	Sep. 30, 2011 Special Purpose Entities [Member]	Sep. 30, 2012 Special Purpose Entities [Member]	Sep. 30, 2011 Special Purpose Entities [Member]	Dec. 31, 2015 Special Purpose Entities [Member]	Dec. 31, 2011 Special Purpose Entities [Member]	Dec. 31, 2011 Ship Finance International Limited [Member]	Sep. 30, 2012 Ship Finance International Limited [Member]	Sep. 30, 2011 Ship Finance International Limited [Member]	Sep. 30, 2012 Ship Finance International Limited [Member]	Sep. 30, 2011 Ship Finance International Limited [Member]	Sep. 30, 2012 Ship Finance International Limited [Member] OBO [Member]	Sep. 30, 2012 Ship Finance International Limited [Member] Double Hull Suezmax [Member]	Sep. 30, 2012 Ship Finance International Limited [Member] Double Hull VLCC [Member]	Sep. 30, 2012 Assets Held under Capital Leases [Member]
Movement in Capital Leased Assets [Roll Forward]
Cost																				$ 2,073,779,000
Accumulated Depreciation																				(1,051,607,000)
Carrying Value																				1,022,172,000
Disposals cost																				(33,395,000)
Disposals depreciation																				31,746,000
Impairment loss																				(13,141,000)
Depreciation	(28,301,000)	(49,603,000)	(86,892,000)	(151,540,000)																(72,985,000)
Cost																				2,040,384,000
Accumulated Depreciation																				(1,105,987,000)
Carrying Value																				934,397,000
Depreciation expense for vessels under capital lease			73,000,000	97,300,000
Capital Leases, Future Minimum Payments, Net Minimum Payment, Rolling Maturity [Abstract]
Year Ended September 30, 2013	115,082,000		115,082,000
Year Ended September 30, 2014	113,567,000		113,567,000
Year Ended September 30, 2015	111,572,000		111,572,000
Year Ended September 30, 2016	171,263,000		171,263,000
Year Ended September 30, 2017	141,335,000		141,335,000
Thereafter	698,471,000		698,471,000
Minimum lease payments	1,351,290,000		1,351,290,000
Less: imputed interest	(380,625,000)		(380,625,000)
Present value of obligations under capital leases	970,665,000		970,665,000										892,758,000	1,193,452,000	892,758,000	1,193,452,000
Vessels under capital leases	31		31		32
Vessels leased from Ship Finance	27		27		28
Initial terms of leases, minimum (in years)			8
Initial terms of leases, maximum (in years)			22
Remaining periods on these leases, minimum (in years)			2
Remaining periods on these leases, maximum (in years)			14
Vessels leased from variable interest entities						4		4			4
Original cost to the lessor of the assets under variable interest entity arrangement						258,000,000		258,000,000			258,000,000
Residual Value guarantees associated with leases						36,000,000		36,000,000
Contingent rental expense due						2,600,000		2,600,000					40,100,000		40,100,000
Profit share payment basis (in hundredths)										25.00%
Capital lease obligation reduction and corresponding reduction in vessels under capital lease						29,800,000		29,800,000
Profit share (income) expense	0	(1,581,000)	0	829,000				0					0	(1,581,000)	0	829,000
Exercise of purchase option						0	0	0	56,090,000
Repayments of principal obligations under capital leases						2,959,000	4,254,000	8,649,000	12,373,000
Contingent rental (income) expense	9,904,000	0	42,631,000	0		(258,000)	0	2,552,000	0				10,162,000	0	40,079,000	0
Interest expense for capital leases						1,557,000	2,592,000	4,801,000	7,942,000
Deferred lease obligation						$ 1,517,000	$ 0	$ 2,419,000	$ 0
Number of vessel type on long term lease																	4	6	17
Lease expiration minimum year													2015		2015
Lease expiration maximum year													2027		2027
Percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of daily base charterhire paid (in hundredths)												20.00%			20.00%

VESSELS UNDER CAPITAL LEASE, NET 2 (Details) (USD $)	1 Months Ended	9 Months Ended	48 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2015
Special Purpose Entities [Member]
Leases, Schedule of Leased Assets [Line Items]
Contingent rental expense due		$ 2,600,000
Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Agreed per day rate reduction			6,500
Period of rate reduction			four
Compensation paid in exchange for rate reduction and reduction of capital lease obligations to Ship Finance	106,000,000
Total compensation paid in exchange for rate reduction	50,000,000
Amount of total compensation paid which is a release of restricted cash which served as security for charter payments	56,000,000
Compensation percentage of any difference between the renegotiated rates and actual market rate up to the original contract rates		100.00%
Contingent rental expense due		40,100,000
Percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of daily base charterhire paid	20.00%	20.00%
Adjusted percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of original threshold rate (in hundredths)			25.00%
Reduction in capital lease obligation and corresponding reduction in vessels under capital lease which resulted from reassessment of leases due to change in lease terms	126,500,000
Additional reduction in capital lease obligation and corresponding reduction in vessels under capital lease which resulted from reassessment of leases due to change in lease terms	$ 106,000,000

EQUITY METHOD INVESTMENTS (Details) (USD $)	9 Months Ended														0 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended				3 Months Ended		9 Months Ended			1 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 1994	Sep. 30, 2012 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (Bahamas I) Limited [Member]	Sep. 30, 2012 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (Bahamas II) Limited [Member]	Sep. 30, 2012 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (IOM) Limited [Member]	Sep. 30, 2012 Orion Tankers Ltd [Member]	Dec. 31, 2011 Orion Tankers Ltd [Member]	Sep. 30, 2012 Frontline 2012 Ltd [Member]	Dec. 31, 2011 Frontline 2012 Ltd [Member]	Dec. 17, 2011 Frontline 2012 Ltd [Member] Private Placement [Member]	May 31, 2012 Frontline 2012 Ltd [Member] Private Placement [Member]	Jun. 30, 2012 Frontline 2012 Ltd [Member] Private Placement [Member]	Sep. 30, 2012 Frontline 2012 Ltd [Member] Private Placement [Member]	Dec. 31, 2011 Frontline 2012 Ltd [Member] Private Placement [Member]	Apr. 30, 2012 Frontline 2012 Ltd [Member] Private Placement [Member]	Dec. 16, 2011 Frontline 2012 Ltd [Member] Private Placement [Member]	Sep. 30, 2012 Independent Tankers Corporation Limited [Member]	Sep. 30, 2012 Variable Interest Entities Calpetro Bahamas B1, Calpetro Bahamas BII, CalPetro IOM [Member]	Sep. 30, 2011 Variable Interest Entities Calpetro Bahamas B1, Calpetro Bahamas BII, CalPetro IOM [Member]	Sep. 30, 2012 Variable Interest Entities Calpetro Bahamas B1, Calpetro Bahamas BII, CalPetro IOM [Member]	Sep. 30, 2011 Variable Interest Entities Calpetro Bahamas B1, Calpetro Bahamas BII, CalPetro IOM [Member]	Dec. 31, 2011 Variable Interest Entities Calpetro Bahamas B1, Calpetro Bahamas BII, CalPetro IOM [Member]	May 31, 2012 Frontline 2012 Ltd [Member]	Apr. 30, 2012 Frontline 2012 Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)					100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	50.00%	50.00%	7.90%	8.80%		7.90%		8.80%	8.80%	8.80%								7.90%	8.80%
Equity Method Investment, Additional Information [Abstract]
Number of new ordinary shares issued in transaction (in shares)															100,000,000
Par value of new ordinary shares issued in transaction (in dollars per share)	$ 2.5		$ 2.5																		$ 2
Subscription price of ordinary shares issued (in dollars per share)																$ 3.75					$ 2.85							$ 3.75
Shares acquired in private placement																		8,771,000	8,771,000									3,546,000
Total paid for shares acquired in private placement	$ 13,548,000	$ 0														$ 13,300,000		$ 25,000,000	$ 25,000,000									$ 13,300,000
Number of common directors													2
Shares acquired in private placement																3,546,000
Shares offered in private placement																56,000,000
Gain on dilution of ownership																	700,000
Number of oil tankers acquired				3
Percent of subsidiary held by the Company																						82.47%
Dividends received from equity method investees	0	0
Combined unconsolidated net assets of CalPetro BI, CalPetro BII, and CalPetro IOM																							1,800,000		1,800,000		2,200,000
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Current assets																							11,707,000		11,707,000		16,142,000
Non current assets																							19,950,000		19,950,000		25,038,000
Current liabilities																							10,804,000		10,804,000		10,438,000
Non current liabilities																							19,051,000		19,051,000		28,577,000
Net operating revenues																							617,000	823,000	1,957,000	2,573,000
Net operating income																							544,000	717,000	1,710,000	2,275,000
Net loss																							$ (81,000)	$ (111,000)	$ (364,000)	$ (411,000)

DEBT (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 4.5% Convertible bond due 2015 [Member]	Sep. 30, 2012 7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021 [Member]	Mar. 31, 2012 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member]	Sep. 30, 2012 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member]	Dec. 31, 2011 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member]	Sep. 30, 2012 US Dollar denominated fixed rate debt [Member] 7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021 [Member]	Sep. 30, 2011 US Dollar denominated fixed rate debt [Member] 7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021 [Member]	Dec. 31, 2011 US Dollar denominated fixed rate debt [Member] 7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021 [Member]
Debt Instrument [Line Items]
Total US Dollar floating rate and fixed rate debt	$ 483,992,000	$ 513,137,000				$ 215,000,000	$ 225,000,000	$ 268,992,000		$ 288,137,000
Credit facility , outstanding	872,000	376,000
Total debt	484,864,000	513,513,000
Less: current portion of long-term debt	(21,572,000)	(19,521,000)
Long-term debt	463,292,000	493,992,000
Stated interest rate (in hundredths)			4.50%			4.50%
Stated interest rate range, minimum (in hundredths)				7.84%				7.84%	7.84%
Stated interest rate range, maximum (in hundredths)				8.04%				8.04%	8.04%
Long-term Debt, Rolling Maturity [Abstract]
2013	21,572,000
2014	22,376,000
2015	239,174,000
2016	26,134,000
2017	28,243,000
Thereafter	147,365,000
Total debt	484,864,000	513,513,000
Convertible bonds due 2015 [Abstract]
Notional value of convertible bonds purchased					10,000,000
Purchase price of convertible bonds					5,400,000
Gain on purchase of convertible debt					4,600,000
Portion of convertible bonds outstanding owned by the Company					4.40%
Convertible, conversion price (in dollars per share)						$ 36.5567
Assets pledged [Abstract]
Vessels and newbuildings	285,320,000	298,491,000
Restricted cash and investments (excluding amounts held in charter service reserve)	$ 74,163,000	$ 99,303,000

SHARE CAPITAL (Details) (USD $)	0 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 20, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Authorized share capital [Abstract]
Ordinary shares authorized (in shares)	125,000,000		125,000,000
Ordinary shares authorized - par value (in dollars per share)	$ 2.5		$ 2.5
Ordinary shares authorized	$ 312,500,000		$ 312,500,000
Issued and fully paid share capital [Abstract]
Ordinary shares issued (in shares)	77,858,502		77,858,502	77,858,502	77,858,502
Ordinary shares issued (dollars per share)	$ 2.5		$ 2.5
Ordinary shares issued	194,646,000		194,646,000
Share premium	$ 0	$ 225,800,000

FINANCIAL INSTRUMENTS 1 (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Liabilities [Abstract]
Number of risks related to subsidiaries' reporting in foreign currency	2
Number of forward freight contracts entered into and outstanding for speculative purposes	12		25
Mark to market of derivatives	$ 1,200,000	$ 1,300,000
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Assets [Abstract]
Cash and cash equivalents	164,484,000		160,566,000
Restricted cash and investments	75,735,000		100,566,000
Marketable securities	1,172,000		685,000
Liabilities [Abstract]
First preferred mortgage term notes (7.84% to 8.04%)	268,992,000		288,137,000
Convertible bond (4.5%)	215,000,000		225,000,000
Estimate of Fair Value, Fair Value Disclosure [Member]
Assets [Abstract]
Cash and cash equivalents	164,484,000		160,566,000
Restricted cash and investments	75,735,000		100,566,000
Marketable securities	1,172,000		685,000
Liabilities [Abstract]
First preferred mortgage term notes (7.84% to 8.04%)	194,271,000		249,293,000
Convertible bond (4.5%)	$ 111,531,000		94,500,000

FINANCIAL INSTRUMENTS 3 (Details) (USD $)	3 Months Ended	9 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents			$ 164,484,000
Restricted cash and investments, Fair Value Disclosure			75,735,000
Marketable securities, Fair Value Disclosure			1,172,000
First preferred mortgage term notes (7.84% to 8.04%)			194,271,000
Convertible bond (4.5%)			111,531,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents			164,484,000
Restricted cash and investments, Fair Value Disclosure			75,735,000
Marketable securities, Fair Value Disclosure			1,172,000
First preferred mortgage term notes (7.84% to 8.04%)			0
Convertible bond (4.5%)			0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents			0
Restricted cash and investments, Fair Value Disclosure			0
Marketable securities, Fair Value Disclosure			0
First preferred mortgage term notes (7.84% to 8.04%)			194,271,000
Convertible bond (4.5%)			111,531,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents			0
Restricted cash and investments, Fair Value Disclosure			0
Marketable securities, Fair Value Disclosure			0
First preferred mortgage term notes (7.84% to 8.04%)			0
Convertible bond (4.5%)			0
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss on vessels	13,100,000	121,400,000
Number of vessels impaired	3	5
Number of vessels carried at fair value			2	1
Fair value of vessels carried at fair value using level 2 inputs			$ 2,500,000	$ 11,900,000

RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended		9 Months Ended			3 Months Ended		9 Months Ended			0 Months Ended	1 Months Ended	3 Months Ended			9 Months Ended		15 Months Ended	48 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended				3 Months Ended		9 Months Ended					3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended			3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended			3 Months Ended		9 Months Ended					3 Months Ended		9 Months Ended			3 Months Ended		9 Months Ended			3 Months Ended		9 Months Ended			3 Months Ended		9 Months Ended			3 Months Ended		9 Months Ended			3 Months Ended		9 Months Ended			3 Months Ended		9 Months Ended			9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012 Seatankers Management Co. Ltd [Member]	Sep. 30, 2011 Seatankers Management Co. Ltd [Member]	Sep. 30, 2012 Seatankers Management Co. Ltd [Member]	Sep. 30, 2011 Seatankers Management Co. Ltd [Member]	Dec. 31, 2011 Seatankers Management Co. Ltd [Member]	Jul. 22, 2012 Ship Finance International Limited [Member]	Dec. 31, 2011 Ship Finance International Limited [Member]	Sep. 30, 2012 Ship Finance International Limited [Member]	Jun. 30, 2012 Ship Finance International Limited [Member]	Sep. 30, 2011 Ship Finance International Limited [Member]	Sep. 30, 2012 Ship Finance International Limited [Member]	Sep. 30, 2011 Ship Finance International Limited [Member]	Dec. 31, 2013 Ship Finance International Limited [Member]	Dec. 31, 2015 Ship Finance International Limited [Member]	May 31, 2012 Frontline 2012 Ltd [Member]	Sep. 30, 2012 Frontline 2012 Ltd [Member]	Sep. 30, 2011 Frontline 2012 Ltd [Member]	Sep. 30, 2012 Frontline 2012 Ltd [Member]	Sep. 30, 2011 Frontline 2012 Ltd [Member]	Apr. 30, 2012 Frontline 2012 Ltd [Member]	Dec. 31, 2011 Frontline 2012 Ltd [Member]	Sep. 30, 2012 Golar LNG Limited [Member]	Sep. 30, 2011 Golar LNG Limited [Member]	Sep. 30, 2012 Golar LNG Limited [Member]	Sep. 30, 2011 Golar LNG Limited [Member]	Dec. 31, 2011 Golar LNG Limited [Member]	Sep. 30, 2012 Northern Offshore Ltd [Member]	Dec. 31, 2011 Northern Offshore Ltd [Member]	Sep. 30, 2012 Golar LNG Energy Limited [Member]	Sep. 30, 2011 Golar LNG Energy Limited [Member]	Sep. 30, 2012 Golar LNG Energy Limited [Member]	Sep. 30, 2011 Golar LNG Energy Limited [Member]	Sep. 30, 2012 Golden Ocean Group Limited [Member]	Sep. 30, 2011 Golden Ocean Group Limited [Member]	Sep. 30, 2012 Golden Ocean Group Limited [Member]	Sep. 30, 2011 Golden Ocean Group Limited [Member]	Dec. 31, 2011 Golden Ocean Group Limited [Member]	Sep. 30, 2012 Bryggegata AS [Member]	Sep. 30, 2011 Bryggegata AS [Member]	Sep. 30, 2012 Bryggegata AS [Member]	Sep. 30, 2011 Bryggegata AS [Member]	Sep. 30, 2012 Arcadia Petroleum Limited [Member]	Sep. 30, 2011 Arcadia Petroleum Limited [Member]	Sep. 30, 2012 Arcadia Petroleum Limited [Member]	Sep. 30, 2011 Arcadia Petroleum Limited [Member]	Dec. 31, 2011 Arcadia Petroleum Limited [Member]	Sep. 30, 2012 Seadrill Limited [Member]	Sep. 30, 2011 Seadrill Limited [Member]	Sep. 30, 2012 Seadrill Limited [Member]	Sep. 30, 2011 Seadrill Limited [Member]	Dec. 31, 2011 Seadrill Limited [Member]	Sep. 30, 2012 North Atlantic Drilling Limited [Member]	Dec. 31, 2011 North Atlantic Drilling Limited [Member]	Sep. 30, 2012 Archer Limited [Member]	Sep. 30, 2011 Archer Limited [Member]	Sep. 30, 2012 Archer Limited [Member]	Sep. 30, 2011 Archer Limited [Member]	Dec. 31, 2011 Archer Limited [Member]	Sep. 30, 2012 Deep Sea Supply Plc [Member]	Sep. 30, 2011 Deep Sea Supply Plc [Member]	Sep. 30, 2012 Deep Sea Supply Plc [Member]	Sep. 30, 2011 Deep Sea Supply Plc [Member]	Dec. 31, 2011 Deep Sea Supply Plc [Member]	Sep. 30, 2012 Aktiv Kapital ASA [Member]	Sep. 30, 2011 Aktiv Kapital ASA [Member]	Sep. 30, 2012 Aktiv Kapital ASA [Member]	Sep. 30, 2011 Aktiv Kapital ASA [Member]	Dec. 31, 2011 Aktiv Kapital ASA [Member]	Sep. 30, 2012 Orion Tankers Ltd [Member]	Sep. 30, 2011 Orion Tankers Ltd [Member]	Sep. 30, 2012 Orion Tankers Ltd [Member]	Sep. 30, 2011 Orion Tankers Ltd [Member]	Dec. 31, 2011 Orion Tankers Ltd [Member]	Sep. 30, 2012 CalPetro Tankers (Bahamas I) Limited [Member]	Sep. 30, 2011 CalPetro Tankers (Bahamas I) Limited [Member]	Sep. 30, 2012 CalPetro Tankers (Bahamas I) Limited [Member]	Sep. 30, 2011 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (Bahamas I) Limited [Member]	Sep. 30, 2012 CalPetro Tankers (Bahamas II) Limited [Member]	Sep. 30, 2011 CalPetro Tankers (Bahamas II) Limited [Member]	Sep. 30, 2012 CalPetro Tankers (Bahamas II) Limited [Member]	Sep. 30, 2011 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (Bahamas II) Limited [Member]	Sep. 30, 2012 CalPetro Tankers (IOM) Limited [Member]	Sep. 30, 2011 CalPetro Tankers (IOM) Limited [Member]	Sep. 30, 2012 CalPetro Tankers (IOM) Limited [Member]	Sep. 30, 2011 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (IOM) Limited [Member]	Sep. 30, 2012 Titan Orion (ex-Front Duke) [Member] Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Charter hire paid (principal and interest)													$ 40,910,000		$ 60,399,000	$ 129,164,000	$ 189,377,000
Lease termination fees income (expense)													0		0	2,502,000	(8,976,000)
Profit share (income) expense	0	(1,581,000)	0	829,000									0		(1,581,000)	0	829,000
Contingent rental expense	9,904,000	0	42,631,000	0									10,162,000		0	40,079,000	0
Remaining lease obligation	970,665,000		970,665,000										892,758,000		1,193,452,000	892,758,000	1,193,452,000
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances						206,000	242,000	595,000	732,000				1,029,000		1,188,000	2,967,000	3,528,000				(824,000)	0	(4,770,000)	0			471,000	191,000	1,140,000	479,000				0	26,000	96,000	86,000	1,294,000	1,362,000	4,258,000	4,121,000		(361,000)	(383,000)	(1,090,000)	(1,138,000)	105,000	8,763,000	1,917,000	31,537,000		334,000	140,000	1,402,000	508,000				220,000	70,000	262,000	265,000		33,000	24,000	65,000	98,000		29,000	2,000	54,000	69,000		68,000	0	252,000	0		13,000	27,000	38,000	51,000		13,000	27,000	38,000	51,000		13,000	27,000	38,000	51,000
Receivables with related parties	8,237,000		8,237,000		15,805,000	127,000		127,000		168,000		1,138,000	1,489,000			1,489,000					1,976,000		1,976,000			10,469,000	824,000		824,000		610,000	13,000	13,000					1,217,000		1,217,000		1,272,000					105,000		105,000		356,000	1,576,000		1,576,000		841,000	11,000	0	729,000		729,000		632,000	29,000		29,000		68,000	29,000		29,000		67,000	16,000		16,000		0	32,000		32,000		57,000	32,000		32,000		57,000	32,000		32,000		57,000
Payables with related parties	43,870,000		43,870,000		10,775,000	367,000		367,000		550,000		9,209,000	40,327,000			40,327,000					1,927,000		1,927,000			0	124,000		124,000		106,000							1,125,000		1,125,000		910,000
Percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of daily base charterhire paid												20.00%				20.00%
Adjusted Percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of original threshold rate																			25.00%
Number of vessels chartered in from affiliate on a floating rate time charters																							2
Number of vessels with early termination of bareboat charters and subsequent sale															3		3
Net (loss) gain on lease terminations	(500,000)	0	10,119,000	(12,548,000)																																																																																										10,600,000
Total paid for shares acquired in private placement			13,548,000	0																13,300,000
Shares acquired in private placement																				3,546,000
Number of new ordinary shares issued in transaction (in shares)																				56,000,000
Subscription price of ordinary shares issued (in dollars per share)																				$ 3.75
Percentage of share capital obtained in Frontline 2012 (in hundredths)																				7.90%					8.80%
Payments for early termination of charter											400,000							3,700,000
Impairment loss on vessels														$ 4,900,000

DISPOSAL OF ASSETS (Details) (USD $)	3 Months Ended		9 Months Ended		3 Months Ended		3 Months Ended	9 Months Ended	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2011 Vessels and Equipment [Member] Front Alfa [Member]	Mar. 31, 2012 Vessels and Equipment [Member] Front Alfa [Member]	Jun. 30, 2012 Ship Finance International Limited [Member]	Sep. 30, 2012 Ship Finance International Limited [Member] Titan Orion (ex-Front Duke) [Member]	Jun. 30, 2012 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Rider [Member]	Jun. 30, 2012 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Climber [Member]
Significant Acquisitions and Disposals [Line Items]
Net gain (loss) on sale						$ (2,100,000)
Net (loss) gain on lease terminations	(500,000)	0	10,119,000	(12,548,000)				10,600,000
Impairment loss on vessels					$ 24,800,000		$ 4,900,000		$ 4,900,000	$ 4,200,000

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended	15 Months Ended			0 Months Ended	15 Months Ended			9 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2013	Dec. 31, 2013	Apr. 01, 2015	Dec. 31, 2011	Jul. 22, 2012 Ship Finance International Limited [Member]	Dec. 31, 2013 Ship Finance International Limited [Member]	Sep. 30, 2012 Ship Finance International Limited [Member]	Sep. 30, 2011 Ship Finance International Limited [Member]	Sep. 30, 2012 Titan Orion (ex-Front Duke) [Member] Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Number of vessels sold and leased back		4		4					4
Leased back on charters (in years)				8 to 12.5
Options on the lessor's side to extend the charters (upper range) (in years)				5 years
Number of charters accounted for as capital leases		4		4					4
Number of charters accounted for as operating leases		0		0					0
Number of vessels with options to put the leased vessels to the company at the end of the lease term		4		4					4
Total amount of potential payment under put options with respect to capital leases		$ 36,000,000		$ 36,000,000					$ 36,000,000
Number of vessels on long-term bareboat charters to Chevron		3		3
Chevron holds options to purchase each vessel on April 1, 2015								1
Newbuilding installments	6,300,000					87,900,000	94,200,000
Number of vessels with early termination of bareboat charters and subsequent sale													3
Payments for early termination of charter										400,000	3,700,000
Total of negotiated compensation payments for sale of vessels with early terminations												26,200,000
Net (loss) gain on lease terminations		$ (500,000)	$ 0	$ 10,119,000	$ (12,548,000)									$ 10,600,000

SUBSEQUENT EVENTS (Details) (Early Termination of OBO Charter [Member], USD $) In Millions, unless otherwise specified	1 Months Ended
	Aug. 30, 2012 Front Climber [Member]	Oct. 31, 2012 Front Driver [Member]
Subsequent Event [Line Items]
Payments for early termination of charter	$ 0.6	$ 0.5
Loss due to early termination of charter	$ 4.2	$ 4